Transactions With Non-controlling Interests - Summary of Financial Information of Material Partly-Owned Subsidiaries (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial position
Current assets	R$ 12,437,781	R$ 5,999,524
Non-current assets	855,437	636,220
Current liabilities	(6,054,775)	(3,823,563)
Non-current liabilities	(2,145,452)	(2,329,604)
Accumulated NCI	(334)	15,205
Comprehensive income
Net income (loss) for the year	305,227	(104,969)	R$ (122,191)
Total comprehensive income	292,212	(102,374)	(122,191)
Net income (loss) allocated to NCI	3,995	3,762	(2,364)
Cash flows
Operating activities	(2,415,583)	(1,283,949)	(493,404)
Investing activities	(2,737,105)	(299,674)	189,914
Financing activities	4,794,888	2,053,425	377,986
Change in cash and cash equivalents	(344,023)	471,306	87,107
Cappta S.A. [member]
Financial position
Current assets	2,058	2,922	1,499
Non-current assets	964	1,231	2,621
Current liabilities	(2,182)	(2,198)	(2,549)
Non-current liabilities	(1,773)	(801)	(36)
Net assets (liabilities)	933	1,154	1,535
Accumulated NCI	356	539	717
Comprehensive income
Revenue	16,237	18,523	18,249
Net income (loss) for the year	1,995	(318)	(1,409)
Total comprehensive income	1,995	(318)	(1,409)
Net income (loss) allocated to NCI	768	(149)	(658)
Cash flows
Operating activities	(459)	897	721
Investing activities	(532)	768	(21)
Financing activities	(524)	(438)	(708)
Change in cash and cash equivalents	R$ (1,515)	R$ 1,227	R$ (8)